Schedule of Income Tax Expense (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes Schedule Of Income Tax Expense 1		$ 35
Income Taxes Schedule Of Income Tax Expense 2		470
Income Taxes Schedule Of Income Tax Expense 3		33
Income Taxes Schedule Of Income Tax Expense 4		1,579
Income Taxes Schedule Of Income Tax Expense 5		3,613
Income Taxes Schedule Of Income Tax Expense 6		0
Income Taxes Schedule Of Income Tax Expense 7		1,614
Income Taxes Schedule Of Income Tax Expense 8		4,083
Income Taxes Schedule Of Income Tax Expense 9		33
Income Taxes Schedule Of Income Tax Expense 10		0
Income Taxes Schedule Of Income Tax Expense 11		0
Income Taxes Schedule Of Income Tax Expense 12		0
Income Taxes Schedule Of Income Tax Expense 13		185
Income Taxes Schedule Of Income Tax Expense 14		422
Income Taxes Schedule Of Income Tax Expense 15		0
Income Taxes Schedule Of Income Tax Expense 16		1,799
Income Taxes Schedule Of Income Tax Expense 17		4,505
Income Taxes Schedule Of Income Tax Expense 18		33
Income Taxes Schedule Of Income Tax Expense 1	20
Income Taxes Schedule Of Income Tax Expense 2	(77)
Income Taxes Schedule Of Income Tax Expense 3	20
Income Taxes Schedule Of Income Tax Expense 4	254
Income Taxes Schedule Of Income Tax Expense 5	(2,726)
Income Taxes Schedule Of Income Tax Expense 6	187
Income Taxes Schedule Of Income Tax Expense 7	(7,157)
Income Taxes Schedule Of Income Tax Expense 8	708
Income Taxes Schedule Of Income Tax Expense 9	(2,706)
Income Taxes Schedule Of Income Tax Expense 10	110
Income Taxes Schedule Of Income Tax Expense 11	(7,137)
Income Taxes Schedule Of Income Tax Expense 12	962
Income Taxes Schedule Of Income Tax Expense 13	0
Income Taxes Schedule Of Income Tax Expense 14	0
Income Taxes Schedule Of Income Tax Expense 15	0
Income Taxes Schedule Of Income Tax Expense 16	0
Income Taxes Schedule Of Income Tax Expense 17	(320)
Income Taxes Schedule Of Income Tax Expense 18	22
Income Taxes Schedule Of Income Tax Expense 19	(839)
Income Taxes Schedule Of Income Tax Expense 20	83
Income Taxes Schedule Of Income Tax Expense 21	(3,026)
Income Taxes Schedule Of Income Tax Expense 22	132
Income Taxes Schedule Of Income Tax Expense 23	(7,976)
Income Taxes Schedule Of Income Tax Expense 24	$ 1,045